Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

At December 31, 2018 and 2017, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2018	2017
Wi-Fi equipment	3 Years	$9,003,392	$8,711,424
Vehicles	5 Years	3,520	-
Office and other equipment	3 – 5 Years	213,601	170,242
Construction-in-progress	-	-	2,166,452
		9,220,513	11,048,118
Less: accumulated depreciation and impairment		(8,322,506)	(6,003,246)
		$898,007	$5,044,872

For the years ended December 31, 2018, 2017 and 2016, depreciation expense amounted to $2,897,135, $2,628,884 and $2,474,434, respectively, of which $2,806,811, $2,423,655 and 2,194,582, respectively, was included in cost of revenue, and $5,872, $117,648 and 121,740, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense.

The Company recognized an impairment loss on property and equipment of $1,228,362, $0 and $0 for the years ended December 31, 2018, 2017 and 2016, respectively, for idled Wi-Fi equipment.

Included in construction-in-progress were Wi-Fi equipment under construction.